LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of leases [Abstract]
Summary of activity related to lease liabilities
Below is a summary of the activity related to our lease liabilities for the year ended December 31, 2023. Certain of our lease liabilities are secured by the underlying right-of-use assets; the underlying right-of-use assets have a net carrying amount of $591 million as at December 31, 2023 (2022 - $400 million).

		Years ended December 31
(In millions of dollars)	Note	2023	2022

Lease liabilities, beginning of year		2,028	1,957
Net additions		600	383
Lease liabilities assumed	3	327	—
Interest expense on lease liabilities		111	80
Interest payments on lease liabilities		(103)	(76)
Principal payments of lease liabilities		(370)	(316)

Lease liabilities, end of year		2,593	2,028

Current liability		504	362
Long-term liability		2,089	1,666

Lease liabilities		2,593	2,028